Portfolio of Investments January 31, 2026
NDMO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 141.9% (100.0% of Total Investments)
3118831 CORPORATE BONDS - 0.5% (0.4% of Total Investments) 3118831
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
$ 2,750,000 Care New England Health System 5 .500% 09/01/26 $ 2,747,068
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,747,068
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1% (0.1% of Total Investments)
477,476 (a) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 371,763
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 371,763
TOTAL CORPORATE BONDS
(Cost $3,177,543) 3,118,831
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
890480527 MUNICIPAL BONDS - 141.4% (99.6% of Total Investments) 890480527
ALABAMA - 6.3% (4.4% of Total Investments)
500,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500 09/01/45 542,382
550,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 596,989
560,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 564,640
5,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,354,176
1,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 1,040,503
2,360,000 (b) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 2,592,469
7,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 7,457,915
20,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,831,001
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000 09/01/41 506,704
TOTAL ALABAMA 39,486,779
ARIZONA - 5.7% (4.0% of Total Investments)
1,240,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,070,794
7,650,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 6,588,423
1,500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
5 .000 07/01/55 1,296,044
4,630,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 2,822,461
1,625,000 (a) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,660,168
1,200,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 1,215,305
555,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 566,311
1,000,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5 .000 07/01/40 1,161,244

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,090,000 (a) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5 .500% 07/01/40 $ 1,020,492
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .250 10/01/40 890,934
1,000,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 1,000,090
3,405,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/55 2,779,428
5,265,000 (a),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/35 4,212,000
6,800,000 (a),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/40 5,440,000
4,545,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/50 4,036,435
TOTAL ARIZONA 35,760,129
ARKANSAS - 1.0% (0.7% of Total Investments)
6,500,000 (a) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 6,327,927
TOTAL ARKANSAS 6,327,927
CALIFORNIA - 17.6% (12.4% of Total Investments)
80,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 89,800
95,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 105,305
1,960,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,086,305
6,770,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 7,276,407
3,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 3,167,734
1,455,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 1,533,380
5,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 5,262,088
3,815,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,543,103
2,280,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 2,548,546
310,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 354,574
2,440,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 1,830,000
400,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 421,189
6,290,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,332,538

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125% 07/01/55 $ 4,289,769
465,000 (a) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 429,894
275,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 262,965
2,000,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public School'sObligated Group,
Series 2020A
5 .000 06/01/60 1,691,490
440,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/46 477,134
835,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/45 915,572
710,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 829,255
1,165,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 1,325,450
1,070,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 1,200,349
1,085,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/44 1,203,588
1,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 1,096,494
1,220,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,223,599
6,180,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 5,398,006
1,000,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/50 1,055,492
305,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/40 357,409
810,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/40 918,326
1,865,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/41 2,088,601
1,625,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/42 1,794,105
1,300,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/43 1,419,791
1,460,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/44 1,580,550
1,640,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/45 1,760,485
1,700,000 (d) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/46 1,806,241
610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/43 666,325
570,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/45 611,961
765,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/49 799,294
2,075,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/45 2,233,007
2,490,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/46 2,654,965
2,490,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/47 2,639,102
2,590,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .250 05/01/50 2,750,155
535,000 Modesto, California, Wastewater Revenue Bonds, Series 2025 5 .000 11/01/50 568,633

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 985,432 (c) Northstar Community Services District, California, California
Special Tax Bonds Community Facilities District 1 Series 2006
1 .750% 09/01/37 $ 246,358
885,000 Oakland, California, General Obligation Bonds, Measure U
Series 2025B-1
5 .000 07/15/50 927,335
465,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5 .000 07/15/38 540,205
3,905,000 Pasadena Unified School District, Los Angeles County,
California, General Obligation Bonds, 2020 Election Series
2025D
5 .250 08/01/50 4,234,118
2,500,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 2,658,059
1,100,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 1,162,717
460,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/41 240,273
465,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/42 227,457
850,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 285,525
760,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 229,172
1,070,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 1,099,591
2,540,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5 .000 08/01/50 2,674,944
2,200,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4 .000 10/01/42 2,199,898
1,025,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 1,059,230
1,075,000 (b) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 1,091,621
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 605,105
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 534,879
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 1,069,759
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 1,599,371
1,000,000 Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, 2022 Election, Series
2025A - BAM Insured
5 .000 08/01/49 1,061,929
3,110,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/36 3,767,027
905,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/40 1,052,964
575,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 715,730
1,835,000 University of California, General Revenue Bonds, Series
2025CD
5 .500 05/15/40 2,220,758
TOTAL CALIFORNIA 111,103,001

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 20.2% (14.2% of Total Investments)
$ 2,370,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500% 12/01/43 $ 2,396,161
1,000,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,017,870
750,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 747,618
5,220,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 5,004,127
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 500,367
1,725,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,554,155
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 834,108
500,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
5 .000 12/01/40 502,724
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 700,143
1,415,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5 .350 12/01/50 1,341,806
835,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 883,208
550,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 578,029
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 84,766
6,680,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,027,726
2,500,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 2,562,542
1,000,000 (a) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/50 891,380
500,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 352,500
475,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 483,878
16,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 16,042,939
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 484,375
2,277,830 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,471,565
4,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,065,192
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 999,715
1,378,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,405,783

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,200,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750% 12/01/52 $ 1,203,125
1,990,000 (a) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 995,694
370,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 380,926
825,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 835,186
1,360,000 (a) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 1,259,781
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 522,775
5,250,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 5,255,064
2,000,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 1,955,135
1,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,505,509
1,200,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,184,461
1,030,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 864,635
560,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 579,989
3,000,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,144,285
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 487,695
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 444,087
480,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 456,097
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,025,148
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,002,714
1,810,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,602,592
500,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 457,886
1,250,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 1,108,750
285,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 241,556
1,100,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,112,576
855,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 778,103
6,965,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 6,880,310
3,665,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 3,716,925

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000% 12/01/41 $ 1,807,388
1,000,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 989,603
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 637,389
911,617 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 876,466
2,320,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,366,634
1,215,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,216,287
500,000 (a),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 364,533
510,000 (a) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 512,250
2,350,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 2,363,420
2,300,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,197,884
1,000,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5 .500 12/01/51 844,917
1,270,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 1,122,286
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 4,346,264
10,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 9,669,557
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,314,973
2,200,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,440,288
630,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 628,893
2,000,000 (a) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,515,041
912,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6 .250 12/15/40 902,583
TOTAL COLORADO 127,050,337
CONNECTICUT - 1.3% (0.9% of Total Investments)
1,320,000 Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2015A
5 .000 07/01/35 1,576,241
1,325,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,344,534
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,257,638
2,075,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Variable Rate Demand
Obligations, Series 2001V-1
5 .000 07/01/36 2,485,547

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950% 11/15/31 $ 1,248,856
TOTAL CONNECTICUT 7,912,816
DELAWARE - 0.9% (0.6% of Total Investments)
500,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .625 07/01/53 503,631
2,945,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4 .000 10/01/45 3,001,887
495,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 500,110
495,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650 07/01/49 495,780
945,000 (f) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .750 07/01/54 942,349
TOTAL DELAWARE 5,443,757
DISTRICT OF COLUMBIA - 0.5% (0.3% of Total Investments)
1,580,000 Delaware State Housing Authority, District Of Columbia,Senior
Single Family Mortgage Revenue Bonds, Series 2024C.
5 .000 10/01/37 1,828,193
1,255,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4 .000 03/01/37 1,292,583
TOTAL DISTRICT OF COLUMBIA 3,120,776
FLORIDA - 9.0% (6.4% of Total Investments)
1,260,000 (a) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 1,140,234
650,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 672,986
240,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 232,095
10,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/55 6,640,814
835,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .000 06/15/33 923,860
1,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 1,080,405
1,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .625 06/15/43 1,069,924
2,450,000 (a),(b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 2,457,713
4,240,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 946,860
1,300,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 1,287,730
1,760,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 1,733,889
16,155,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 11,308,500
420,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 399,948

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 755,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000% 07/01/43 $ 836,043
825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/45 893,121
1,095,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .250 05/01/40 1,082,071
1,500,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .500 05/01/52 1,349,276
2,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 2,500,547
1,000,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,077,777
650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/36 705,849
415,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4 .750 05/01/31 434,934
1,240,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .000 05/01/35 1,304,862
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .500 05/01/40 1,068,522
445,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .800 05/01/45 462,603
320,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 322,669
500,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 536,338
1,060,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 1,119,540
465,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 488,042
880,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 945,270
870,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 882,130
1,360,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 905,997
95,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 96,892
235,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 238,458
195,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 201,176
585,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 663,663
720,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 806,894
740,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 818,263
580,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 634,131
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 972,559

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000% 07/01/41 $ 1,025,172
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,088,925
975,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/38 1,079,347
530,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 584,567
455,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 501,898
175,000 (a) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 175,025
250,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 255,762
250,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 252,369
805,000 (a) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 770,047
TOTAL FLORIDA 56,975,697
GEORGIA - 1.7% (1.2% of Total Investments)
1,700,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,531,946
1,000,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,037,125
1,765,000 Columbia County School District, Georgia, General Obligation
Bonds, Series 2026
5 .000 10/01/38 2,059,344
500,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A - BAM Insured
3 .000 02/15/51 364,465
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 957,944
2,750,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,751,089
1,365,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 1,349,887
750,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 749,477
TOTAL GEORGIA 10,801,277
HAWAII - 0.1% (0.1% of Total Investments)
500,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 500,173
TOTAL HAWAII 500,173
IDAHO - 0.3% (0.2% of Total Investments)
530,000 (f) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 524,775
500,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 514,553
630,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 645,306
TOTAL IDAHO 1,684,634
ILLINOIS - 5.5% (3.8% of Total Investments)
120,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 127,325
1,440,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 1,577,009
200,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 219,135

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 240,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000% 03/01/34 $ 249,712
1,900,000 (a) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 1,861,046
875,000 (c) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 605,938
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 829,159
920,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 1,011,870
805,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 878,809
2,000,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5 .000 10/01/48 2,013,077
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 2,554,651
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,394,596
1,300,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,412,222
1,205,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,283,100
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 979,267
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 961,370
4,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/44 4,178,274
3,000,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/48 3,115,290
4,870,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5 .000 01/01/46 5,190,587
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/39 1,075,990
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 844,932
TOTAL ILLINOIS 34,363,359
INDIANA - 2.5% (1.8% of Total Investments)
1,415,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,264,629
1,190,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5 .000 07/01/37 1,228,515
3,125,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 3,516,549
730,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 776,769
680,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 707,586
4,060,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 4,466,132
3,770,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 3,968,804
TOTAL INDIANA 15,928,984
IOWA - 0.8% (0.6% of Total Investments)
1,500,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .750 12/01/55 1,555,297
2,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 2,500,416
60,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 63,153
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 75,314

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 910,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000% 05/15/49 $ 865,548
TOTAL IOWA 5,059,728
KANSAS - 0.4% (0.3% of Total Investments)
305,000 (a) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4 .000 06/01/29 304,756
1,500,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/42 1,693,791
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 493,175
TOTAL KANSAS 2,491,722
KENTUCKY - 1.3% (0.9% of Total Investments)
2,695,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 2,750,169
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,895,453
1,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/44 1,673,416
720,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 769,056
980,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 821,583
TOTAL KENTUCKY 7,909,677
LOUISIANA - 0.8% (0.5% of Total Investments)
1,150,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 894,011
450,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 437,043
880,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 907,333
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 433,578
2,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 2,200,591
TOTAL LOUISIANA 4,872,556
MAINE - 0.3% (0.2% of Total Investments)
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 1,850,951
TOTAL MAINE 1,850,951
MARYLAND - 0.3% (0.2% of Total Investments)
185,000 (a) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 190,230
1,405,000 (b),(d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
1 .000 08/15/56 1,603,369
TOTAL MARYLAND 1,793,599
MASSACHUSETTS - 0.5% (0.4% of Total Investments)
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 420,989
980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 958,476
420,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 479,772

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 495,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000% 12/01/45 $ 537,348
780,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/50 819,117
TOTAL MASSACHUSETTS 3,215,702
MICHIGAN - 3.2% (2.3% of Total Investments)
2,884,160 (c) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 3,147,340
830,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 922,266
4,971,590 (b) Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,916,020
510,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 549,657
870,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 937,650
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 1,172,770
665,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/41 734,756
690,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/42 753,513
1,100,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 1,180,251
1,500,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/46 1,567,272
2,230,000 (f) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100 10/01/53 2,267,588
1,720,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,728,128
230,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 241,428
1,070,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .250 12/01/37 1,198,682
TOTAL MICHIGAN 20,317,321
MINNESOTA - 1.3% (0.9% of Total Investments)
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 908,517
1,550,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2024B
5 .000 08/01/36 1,813,036
3,745,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,706,128
1,140,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 829,185
1,210,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,138,397
TOTAL MINNESOTA 8,395,263
MISSISSIPPI - 0.5% (0.3% of Total Investments)
1,190,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/48 1,294,349
1,580,000 (f) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/53 1,705,107
TOTAL MISSISSIPPI 2,999,456

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.6% (0.4% of Total Investments)
$ 775,000 (a) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500% 06/15/45 $ 769,110
500,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 461,858
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,691,427
TOTAL MISSOURI 3,922,395
NEBRASKA - 2.9% (2.0% of Total Investments)
9,300,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5 .000 07/01/46 9,654,929
3,750,000 (b) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 3,944,924
4,665,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 4,678,605
TOTAL NEBRASKA 18,278,458
NEVADA - 0.3% (0.2% of Total Investments)
1,832,349 (a),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
1,735,000 (b) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Senior
Subordinated Secured Series 2025B, (AMT), (Mandatory Put
11/02/26)
12 .000 01/01/65 1,301,250
420,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 611 Sunstone Phase I and II, Series 2020
4 .000 06/01/40 389,873
TOTAL NEVADA 1,691,141
NEW HAMPSHIRE - 1.9% (1.3% of Total Investments)
500,000 (a) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 448,076
5,130,000 (a) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 5,132,180
393,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 393,468
1,000,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5 .250 12/01/35 999,927
1,855,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 1,185,151
283,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 171,339
4,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,531,804
TOTAL NEW HAMPSHIRE 11,861,945
NEW JERSEY - 1.9% (1.3% of Total Investments)
1,180,000 (a) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7 .000 06/15/30 1,180,567
650,000 (a) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 678,155
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 750,702
2,935,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .000 06/15/50 3,039,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 555,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .250% 06/15/50 $ 590,328
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/37 1,319,348
1,295,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/38 812,276
4,970,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 2,946,342
490,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .500 07/01/40 497,093
TOTAL NEW JERSEY 11,814,596
NEW MEXICO - 1.1% (0.8% of Total Investments)
6,927,000 (a) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 6,932,983
TOTAL NEW MEXICO 6,932,983
NEW YORK - 9.0% (6.4% of Total Investments)
3,745,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .000 11/01/50 3,949,765
1,240,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,288,922
5,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,385,044
1,270,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,223,015
3,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,444,460
955,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,018,419
770,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 811,754
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 155,835
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 453,944
7,630,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/32 7,677,656
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/35 1,100,527
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 675,373
1,000,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650 11/01/49 999,167
1,720,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 1,700,924
975,000 (f) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 964,187
410,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 425,008
140,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 144,183
450,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .000 12/15/39 456,418

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 630,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .300% 12/15/44 $ 619,187
200,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/36 238,755
170,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/38 199,277
260,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/43 287,201
255,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/44 278,185
235,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/45 254,491
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,432
8,055,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 8,379,193
3,400,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 3,563,588
395,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/39 425,148
165,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/40 176,270
835,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 831,170
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,089,679
1,600,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,771,245
2,805,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 2,979,464
1,370,000 (f) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .250 12/01/54 1,443,007
TOTAL NEW YORK 56,910,893
NORTH CAROLINA - 0.1% (0.1% of Total Investments)
470,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
5 .000 12/01/36 551,626
370,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 318,772
TOTAL NORTH CAROLINA 870,398
NORTH DAKOTA - 0.2% (0.2% of Total Investments)
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 1,510,415
TOTAL NORTH DAKOTA 1,510,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 1.4% (1.0% of Total Investments)
$ 1,995,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000% 06/01/55 $ 1,643,555
550,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/44 557,612
400,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/60 387,526
675,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 722,984
1,270,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/43 1,343,877
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 408,783
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 508,487
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 252,766
610,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 600,534
1,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5 .000 12/01/35 1,197,505
1,010,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,111,281
TOTAL OHIO 8,734,910
OKLAHOMA - 0.2% (0.1% of Total Investments)
1,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,161,896
TOTAL OKLAHOMA 1,161,896
OREGON - 0.3% (0.2% of Total Investments)
1,165,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,168,588
235,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/37 275,097
250,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/38 290,048
95,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/39 108,687
TOTAL OREGON 1,842,420
PENNSYLVANIA - 5.3% (3.8% of Total Investments)
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 1,004,344
870,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 915,566
3,000,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 3,018,319
1,625,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,651,711
1,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 650,000
2,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,300,000
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,144,021

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 (a) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750% 01/01/65 $ 966,216
1,065,000 (a) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,031,675
1,300,000 (c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 130
300,000 (b) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 301,526
2,960,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,193,332
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,962,312
3,000,000 (b),(f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,105,043
340,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 341,457
1,850,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 1,843,272
2,545,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,557,365
2,545,000 (f) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 2,532,585
TOTAL PENNSYLVANIA 33,518,874
PUERTO RICO - 6.9% (4.9% of Total Investments)
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 282,966
3,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,629,086
6,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 6,186,489
8,000,000 (c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 5,032,772
409,281 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 409,378
2,150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 2,153,631
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 955,573
10,450,945 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 10,253,161
8,359,678 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 5,569,636
4,570,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 1,833,712
3,980,943 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 1,975,543
1,029,483 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 754,673
64 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 65
1,117,147 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,099,023
85 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 80

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 5,267,007 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000% 11/01/43 $ 3,456,473
TOTAL PUERTO RICO 43,592,261
SOUTH CAROLINA - 0.7% (0.5% of Total Investments)
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5 .625 10/01/40 989,868
1,000,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 867,840
2,170,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,314,827
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .500 11/15/44 259,335
TOTAL SOUTH CAROLINA 4,431,870
TENNESSEE - 2.1% (1.5% of Total Investments)
410,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 454,838
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 535,723
1,395,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,521,149
1,195,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,287,457
2,205,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,348,048
650,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/40 701,574
2,705,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/28 2,860,522
2,905,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 3,299,311
TOTAL TENNESSEE 13,008,622
TEXAS - 9.7% (6.9% of Total Investments)
500,000 (a) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 429,280
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4 .000 06/15/31 1,143,556
1,835,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/40 2,080,670
725,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/43 794,314
2,740,000 (d) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/39 3,178,718
1,565,000 (d) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/40 1,804,642
1,565,000 (d) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/41 1,781,313
1,255,000 (d) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/42 1,414,569
785,000 (d) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5 .000 08/15/43 874,354
940,000 (d) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4 .000 08/15/44 935,237

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 325,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875% 09/01/45 $ 325,445
500,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 491,801
3,720,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 3,915,915
225,000 (a) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .750 09/15/32 229,751
800,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/40 905,241
440,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/41 492,496
895,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/43 981,303
980,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/44 1,063,798
1,020,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/45 1,094,986
940,000 (d) Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/46 1,001,290
325,000 (a) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 334,503
215,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 222,121
540,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/38 605,822
580,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/39 646,500
1,005,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/40 1,111,667
370,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/41 407,545
385,000 (d) El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/42 419,867
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,280,239
570,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 620,037
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 1,095,094
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,084,262
5,610,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,648,051
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,825
625,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3 .625 09/15/41 542,241
500,000 (a) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 517,686
375,000 (a) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 386,408

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,025,000 (a) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000% 08/15/60 $ 1,055,526
4,175,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
5 .000 08/15/50 3,738,841
3,360,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 3,542,135
450,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 465,978
185,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 190,090
8,845,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 8,080,375
155,000 (a) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 152,818
1,900,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5 .375 09/15/40 1,968,417
700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 696,971
TOTAL TEXAS 61,252,698
UTAH - 2.7% (1.9% of Total Investments)
205,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 206,316
500,000 (a) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 426,773
5,000,000 (a) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 5,141,374
500,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .125 02/01/41 437,297
1,000,000 (a) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,029,575
1,400,000 (a) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 1,446,148
935,000 (a) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 782,112
1,140,000 (f) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 1,141,171
2,015,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/38 2,310,175
1,685,000 (a) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 1,773,378
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 509,357
2,540,000 (a) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,110,572
TOTAL UTAH 17,314,248

Portfolio of Investments January 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 1.2% (0.8% of Total Investments)
$ 2,380,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 2,368,795
2,200,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 2,186,553
1,250,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,251,060
750,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/42 817,347
1,000,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 966,588
TOTAL VIRGIN ISLANDS 7,590,343
VIRGINIA - 0.7% (0.5% of Total Investments)
1,640,000 (a) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,641,196
1,600,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,568,166
985,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 979,554
TOTAL VIRGINIA 4,188,916
WASHINGTON - 2.4% (1.7% of Total Investments)
660,000 (b) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 665,902
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/41 1,098,992
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/42 1,088,330
1,550,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/45 1,633,015
1,795,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 1,880,145
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,771,728
1,915,000 (b) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 1,989,489
5,557,598 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 5,314,784
TOTAL WASHINGTON 15,442,385
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
700,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5 .250 06/01/53 687,637
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 105,478
430,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .250 06/01/45 457,318
3,660,000 (a),(c) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 1,830,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 200,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450% 01/01/55 $ 218,383
700,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 716,331
TOTAL WEST VIRGINIA 4,015,147
WISCONSIN - 7.2% (5.1% of Total Investments)
3,000,000 (a),(c) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 2,343,844
6,350,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 5,293,556
390,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 390,205
1,360,000 (a) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 1,360,121
2,265,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 1,791,466
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 154,950
1,000,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 816,473
1,000,000 (a) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/51 740,072
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,964,753
1,670,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .625 02/01/46 1,710,659
2,000,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 2,053,148
5,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 4,000,000
3,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,073,863
1,000,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 1,032,745
1,025,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,040,278
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,418,623
500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 416,066
100,000 (c),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 10
1,000,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 936,344
500,000 (a) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 295,723
1,000,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,021,789
500,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 509,729

Portfolio of Investments January 31, 2026
(continued)
NDMO

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,460,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750% 06/30/60 $ 4,622,309
3,320,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 3,435,838
2,450,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0 .000 12/15/45 973,168
150,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 160,435
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 2,503,316
1,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5 .000 05/01/38 1,167,609
TOTAL WISCONSIN 45,227,092
TOTAL MUNICIPAL BONDS
(Cost $916,299,473) 890,480,527
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 13
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
128,676 (c),(g),(h) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $128,676) 13
SHARES DESCRIPTION VALUE
52,020 WARRANTS - 0.0% (0.0% of Total Investments) 52,020
TRANSPORTATION - 0.0% (0.0% of Total Investments)
34,680 (g),(i) BL TRAIN HOLDINGS WEST LLC 52,020
TOTAL TRANSPORTATION 52,020
TOTAL WARRANTS
(Cost $0) 52,020
TOTAL LONG-TERM INVESTMENTS
(Cost $919,605,692) 893,651,391
FLOATING RATE OBLIGATIONS - (4.2)% (26,445,000)
MFP SHARES, NET - (38.1)%(j) (239,711,000)
OTHER ASSETS & LIABILITIES, NET -  0.4% 2,415,879
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 629,911,270
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $261,242,763 or 29.2% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%,
12/01/31.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) MFP Shares, Net as a percentage of Total Investments is 26.8%.
NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 3,118,831 $ – $ 3,118,831
Municipal Bonds – 890,480,387 140 890,480,527
Variable Rate Senior Loan Interests – – 13 13
Warrants – – 52,020 52,020
Total $ – $ 893,599,218 $ 52,173 $ 893,651,391